Stock-Based Compensation - Schedule of Stock Option Plans Activity (Detail) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Outstanding at beginning of year, Shares	4,106	3,591	3,092
Granted, Shares	265	698	899
Exercised, Shares	(543)	(183)	(400)
Canceled, Shares	0	0	0
Outstanding at end of year, Shares	3,828	4,106	3,591
Options exercisable at end of year, Shares	2,112	1,809	1,557
Outstanding at beginning of year, Weighted - Average Exercise Price	$ 47.96	$ 45.32	$ 43.51
Granted, Weighted - Average Exercise Price	65.80	59.07	48.80
Exercised, Weighted - Average Exercise Price	44.33	38.56	39.19
Canceled, Weighted - Average Exercise Price	0	0	0
Outstanding at end of period, Weighted - Average Exercise Price	49.71	47.96	45.32
Options exercisable at end of year, Weighted - Average Exercise Price	$ 45.41	$ 43.39	$ 40.80